UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P 500 Index Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim S&P 500 Index Portfolio

Across the board, major U.S. equity indexes logged a strong fourth quarter further extending the gains of 2006. The S&P 500 Index increased 6.7% during the quarter resulting in a 15.8% return for 2006. Leading sectors in the S&P 500 Index included Energy, returning 10.7%, and Materials, gaining 10.6%. Among Energy constituents, heavyweight Exxon Mobil was the top contributor to sector return as the company increased 14.2%. Despite only modest gains in crude oil, producers ConocoPhillips, Marathon Oil, and Hess Corp were all able to post gains in excess of 19.0%. Materials, the second best performing sector, was led by Allegheny Technologies posting a period return of 45.8% thanks to a doubling of revenues from year ago levels. Phelps Dodge gained 41.3% following an acquisition announcement by Freeport-McMoRan Copper & Gold Inc. The deal is scheduled to close during the first quarter of 2007. The Federal Reserve remained on hold for the quarter as the Board of Governors struggled to digest mixed economic data. Tight labor markets and gains in personal income increase the likelihood of a resurgence in inflation. Indeed, a mid period read showed core-inflation experiencing its largest monthly jump in over five years. Offsetting this core-inflation increase, prices at the pump subsided as oil continues to slide from its August high. This conflicting data has caused traders to price in a 50% chance of a rate cut by the Fed. Aside from Fed movements, considerable attention was paid to the housing sector. Both housing starts and building permits continued their precipitous fall during the quarter, raising fears that slowed growth in the industry would result in recession. Even Chairman Ben Bernanke weighed in on the topic admitting housing was one of his larger concerns. To date, the housing slowdown has been a slight drag on GDP, but housing prices remain stable thereby sustaining consumer spending.

	Maxim S&P 500 Index Portfolio	S&P 500 Index
09/08/2003	10,000.00	10,000.00
12/31/2003	10,946.00	10,839.70
12/31/2004	12,066.87	12,015.30
12/31/2005	12,582.13	12,606.88
12/31/2006	14,495.87	14,598.01

Maxim S&P 500 Index Portfolio

Total Return –

One Year:	15.21%
Since inception:	11.78%

Portfolio Inception:	9/8/03

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim S&P 500 Index Portfolio, made at its inception, with the performance of the S&P 500 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index® Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended December 31, 2006 and for the period from September 8, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500 Index® Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended December 31, 2006 and for the period from September 8, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim S&P 500 Index® Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$772,091,951
Cash	128,781
Collateral for securities loaned	19,744,080
Dividends and interest receivable	1,045,740
Subscriptions receivable	2,113,654

Total assets	795,124,206

LIABILITIES:
Due to investment adviser	390,615
Payable upon return of securities loaned	19,744,080
Redemptions payable	2,163,160
Variation margin on futures contracts	33,750

Total liabilities	22,331,605

NET ASSETS	$772,792,601

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$5,807,745
Additional paid-in capital	588,512,221
Net unrealized appreciation on investments and futures contracts	177,844,918
Undistributed net investment income	3,139
Accumulated net realized gain on investments and futures contracts	624,578

NET ASSETS	$772,792,601

NET ASSET VALUE PER OUTSTANDING SHARE	$13.31
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	58,077,448

(1) Cost of investments in securities:	$594,258,233

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$289,697
Income from securities lending	42,318
Dividends	13,762,927

Total income	14,094,942

EXPENSES:
Management fees	4,308,707

NET INVESTMENT INCOME	9,786,235

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	17,411,922
Net realized gain on futures contracts	765,676
Change in net unrealized appreciation on investments	73,299,225
Change in net unrealized appreciation on futures contracts	118,485

Net realized and unrealized gain on investments and futures contracts	91,595,308

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,381,543

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$9,786,235	$8,488,972
Net realized gain on investments	17,411,922	6,332,465
Net realized gain on futures contracts	765,676	179,058
Change in net unrealized appreciation on investments	73,299,225	13,267,268
Change in net unrealized appreciation (depreciation) on futures contracts	118,485	(149,785)

Net increase in net assets resulting from operations	101,381,543	28,117,978

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,682,576)	(8,435,076)
From net realized gains	(18,062,958)	(7,486,724)

Total distributions	(27,745,534)	(15,921,800)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	305,871,888	284,270,778
Reinvestment of distributions	27,745,534	15,921,800
Redemptions of shares	(329,671,049)	(288,503,271)

Net increase in net assets resulting from share transactions	3,946,373	11,689,307

Total increase in net assets	77,582,382	23,885,485

NET ASSETS:
Beginning of period	695,210,219	671,324,734

End of period (1)	$772,792,601	$695,210,219
	0	0
OTHER INFORMATION:

SHARES:
Sold	24,247,081	24,150,272
Issued in reinvestment of distributions	2,123,921	1,334,797
Redeemed	(26,257,828)	(24,571,579)

Net increase	113,174	913,490

(1) Including undistributed net investment income	$3,139	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,			Period Ended December 31,
	2006	2005	2004	2003 +

Net Asset Value, Beginning of Period	$11.99	$11.77	$10.91	$10.00

Income from Investment Operations

Net investment income	0.17	0.15	0.16	0.03
Net realized and unrealized gain	1.64	0.35	0.95	0.92

Total Income From Investment Operations	1.81	0.50	1.11	0.95

Less Distributions

From net investment income	(0.17)	(0.15)	(0.16)	(0.03)
From net realized gains	(0.32)	(0.13)	(0.09)	(0.01)

Total Distributions	(0.49)	(0.28)	(0.25)	(0.04)

Net Asset Value, End of Period	$13.31	$11.99	$11.77	$10.91

Total Return	15.21%	4.27%	10.24%	9.46%	w

Net Assets, End of Period ($000)	$772,793	$695,210	$671,325	$615,867

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	*

Ratio of Net Investment Income to
Average Net Assets	1.36%	1.28%	1.43%	1.20%	*

Portfolio Turnover Rate	10.72%	9.97%	9.31%	4.17%	w

+	The portfolio commenced operations on September 8, 2003.

w	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim S&P 500 Index® Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended

December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $76,466,244 and $97,738,622, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $595,299,685. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $197,018,406 and gross depreciation of securities in which there was an excess of tax cost over value of $20,226,140 resulting in net appreciation of $176,792,266.

5.	FUTURES CONTRACTS

As of December 31, 2006, the Portfolio had 25 open S&P 500 long futures contracts. The contracts expire in March 2007 and the Portfolio has recorded unrealized appreciation of $11,200.

6.

SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2006, the Portfolio had securities on loan valued at $19,602,349 and received collateral of $19,744,080 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	2006		2005
Distributions paid from:
Ordinary income	$9,742,474	$4	8,631,337
Long-term capital gain	18,003,060		7,290,463
	$27,745,534		$15,921,800

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$111,633
Undistributed capital gains	1,568,735
Net accumulated earnings	1,680,368

Net unrealized appreciation on investments	176,792,266
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$178,472,634

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2006 the Portfolio reclassified $321,804 from undistributed net investment income to paid-in capital and $221,284 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $321,804 for each period ending December 31, 2006 through 2011. For the year ended December 31, 2006, the Portfolio utilized $321,804 of capital loss carryforwards.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2006, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX (R) PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.38%

47,486 Boeing Co	4,218,656
24,300 General Dynamics Corp	1,806,705
7,512 Goodrich Corp	342,172
49,033 Honeywell International Inc	2,218,253
7,503 L-3 Communications Holdings Inc	613,595
21,383 Lockheed Martin Corp	1,968,733
20,743 Northrop Grumman Corp	1,404,301
26,749 Raytheon Co	1,412,347
10,041 Rockwell Collins Inc	635,495
60,272 United Technologies Corp	3,768,205
$18,388,462

AGRICULTURE --- 0.38%

39,469 Archer-Daniels-Midland Co	1,261,429
32,627 Monsanto Co	1,713,896
$2,975,325

AIR FREIGHT --- 0.90%

18,414 FedEx Corp	2,000,129
3,642 Ryder System Inc	185,961
64,469 United Parcel Service Inc Class B	4,833,886
$7,019,976

AIRLINES --- 0.09%

47,551 Southwest Airlines Co	728,481
$728,481

AUTO PARTS & EQUIPMENT --- 0.15%

10,466 Goodyear Tire & Rubber Co ^^*	219,681
11,758 Johnson Controls Inc	1,010,247
$1,229,928

AUTOMOBILES --- 0.24%

113,432 Ford Motor Co ^^	851,874
33,966 General Motors Corp ^^	1,043,436
$1,895,310

BANKS --- 6.00%

32,485 BB&T Corp	1,427,066
269,677 Bank of America Corp (1)	14,398,055
9,536 Comerica Inc	559,572
11,262 Commerce Bancorp Inc ^^	397,211
7,797 Compass Bancshares Inc ^^	465,091
33,513 Fifth Third Bancorp	1,371,687
7,483 First Horizon National Corp ^^	312,640

14,307 Huntington Bancshares Inc	339,791
24,116 KeyCorp	917,131
4,653 M&T Bank Corp	568,410
15,320 Marshall & Ilsley Corp	737,045
37,927 National City Corp	1,386,611
17,644 PNC Financial Services Group	1,306,362
43,783 Regions Financial Corp	1,637,484
21,267 SunTrust Banks Inc	1,795,998
19,516 Synovus Financial Corp	601,678
105,564 US Bancorp	3,820,361
114,462 Wachovia Corp	6,518,611
202,735 Wells Fargo & Co	7,209,257
6,421 Zions Bancorp	529,347
$46,299,408

BIOTECHNOLOGY --- 1.62%

70,052 Amgen Inc*	4,785,252
11,002 Applera Corp - Applied Biosystems Group	403,663
20,245 Biogen Idec Inc*	995,852
22,366 Celgene Corp	1,286,716
15,785 Genzyme Corp*	972,040
27,614 Gilead Sciences Inc*	1,792,977
14,365 MedImmune Inc*	464,995
3,220 Millipore Corp ^^*	214,452
7,369 PerkinElmer Inc	163,813
24,507 Thermo Electron Corp*	1,109,922
6,088 Waters Corp*	298,129
$12,487,811

BROADCAST/MEDIA --- 1.26%

46,932 CBS Corp	1,463,340
29,654 Clear Channel Communications Inc	1,053,903
124,978 Comcast Corp*	5,290,319
46,292 DIRECTV Group Inc*	1,154,522
5,000 EW Scripps Co	249,700
15,149 Univision Communications Inc Class A*	536,578
$9,748,362

BUILDING MATERIALS --- 0.22%

10,423 American Standard Cos Inc	477,895
23,719 Masco Corp	708,487
5,671 Vulcan Materials Co	509,653
$1,696,035

CHEMICALS --- 1.27%

13,232 Air Products & Chemicals Inc	929,945
3,441 Ashland Inc	238,048
57,362 Dow Chemical Co	2,291,038
55,237 EI du Pont de Nemours & Co	2,690,594
4,997 Eastman Chemical Co	296,372
10,709 Ecolab Inc	484,047
6,701 Hercules Inc*	129,396
4,723 International Flavors & Fragrances Inc	232,183
9,925 PPG Industries Inc	637,284
19,391 Praxair Inc	1,150,468
8,512 Rohm & Haas Co	435,133
3,982 Sigma-Aldrich Corp ^^	309,481

$9,823,989

COMMUNICATIONS - EQUIPMENT --- 2.57%

6,867 ADC Telecommunications Inc*	99,777
27,072 Avaya Inc ^^*	378,467
5,023 CIENA Corp ^^*	139,187
364,681 Cisco Systems Inc*	9,966,732
11,942 Comverse Technology Inc*	252,096
93,940 Corning Inc*	1,757,617
12,455 JDS Uniphase Corp ^^	207,500
145,030 Motorola Inc	2,981,817
99,240 QUALCOMM Inc	3,750,280
26,464 Tellabs Inc*	271,521
$19,804,994

COMPUTER HARDWARE & SYSTEMS --- 3.73%

51,075 Apple Computer Inc*	4,333,203
136,416 Dell Inc*	3,422,677
132,259 EMC Corp*	1,745,819
164,481 Hewlett-Packard Co	6,774,972
90,460 International Business Machines Corp	8,788,189
5,881 Lexmark International Group Inc Class A*	430,489
10,676 NCR Corp*	456,506
22,450 Network Appliance Inc*	881,836
9,416 QLogic Corp	206,399
13,518 Sandisk Corp ^^*	581,680
211,357 Sun Microsystems Inc*	1,145,555
$28,767,325

COMPUTER SOFTWARE & SERVICES --- 5.90%

35,031 Adobe Systems Inc*	1,440,475
7,152 Affiliated Computer Services Inc Class A*	349,304
13,914 Autodesk Inc*	562,960
33,065 Automatic Data Processing Inc	1,628,451
12,354 BMC Software Inc*	397,799
24,663 CA Inc	558,617
10,865 Citrix Systems Inc*	293,898
8,515 Cognizant Technology Solutions Corp*	657,017
10,312 Computer Sciences Corp*	550,351
20,842 Compuware Corp*	173,614
8,233 Convergys Corp*	195,781
18,526 Electronic Arts Inc*	932,969
31,060 Electronic Data Systems Corp	855,703
9,700 Fidelity National Information Services Inc	388,873
45,988 First Data Corp	1,173,614
10,406 Fiserv Inc*	545,483
12,870 Google Inc*	5,926,378
20,938 Intuit Inc	638,818
33,974 Juniper Networks Inc*	643,468
519,501 Microsoft Corp (1)	15,512,300
20,044 Novell Inc*	124,273
240,240 Oracle Corp*	4,117,714
6,543 Parametric Technology Corp*	117,905
20,333 Paychex Inc	803,967
7,949 Sabre Holdings Corp	253,494
56,330 Symantec Corp*	1,174,481
20,340 Unisys Corp*	159,466

14,748 VeriSign Inc*	354,689
46,027 Western Union Co	1,031,925
73,516 Yahoo! Inc ^^*	1,877,599
69,487 eBay Inc*	2,089,474
$45,530,860

CONGLOMERATES --- 3.99%

44,221 3M Co	3,446,143
619,026 General Electric Co (1)	23,033,957
7,529 Textron Inc	705,994
119,488 Tyco International Ltd	3,632,435
$30,818,529

CONTAINERS --- 0.18%

6,232 Ball Corp ^^	271,715
6,236 Bemis Co Inc	211,899
7,991 Pactiv Corp*	285,199
4,865 Sealed Air Corp	315,836
6,389 Temple-Inland Inc	294,086
$1,378,735

COSMETICS & PERSONAL CARE --- 0.16%

26,731 Avon Products Inc	883,192
7,700 Estee Lauder Cos ^^	314,314
$1,197,506

DISTRIBUTORS --- 0.28%

10,262 Genuine Parts Co	486,727
37,120 SYSCO Corp	1,364,531
4,392 WW Grainger Inc	307,176
$2,158,434

ELECTRIC COMPANIES --- 2.50%

9,925 Allegheny Energy Inc*	455,657
12,387 Ameren Corp ^^	665,554
23,755 American Electric Power Co Inc	1,011,488
18,786 CenterPoint Energy Inc ^^	311,472
15,421 Consolidated Edison Inc ^^	741,287
10,687 DTE Energy Co ^^	517,358
21,242 Dominion Resources Inc	1,780,929
19,566 Edison International	889,862
12,423 Entergy Corp	1,146,891
40,293 Exelon Corp	2,493,734
24,276 FPL Group Inc ^^	1,321,100
19,169 FirstEnergy Corp	1,154,165
20,947 PG&E Corp	991,422
22,914 PPL Corp	821,238
6,057 Pinnacle West Capital Corp	306,726
15,265 Progress Energy Inc	749,206
44,603 Southern Co	1,644,067
12,309 TECO Energy Inc	212,084
27,579 TXU Corp	1,495,058
24,434 Xcel Energy Inc	563,448
$19,272,746

ELECTRONIC INSTRUMENTS & EQUIP --- 0.78%

24,542 Agilent Technologies Inc*	855,289
10,166 American Power Conversion Corp	310,978
5,465 Cooper Industries Inc	494,200
48,184 Emerson Electric Co	2,123,469
3,940 Harman International Industries Inc	393,645
11,127 Jabil Circuit Inc	273,168
8,525 Molex Inc ^^	269,646
10,220 Rockwell Automation Inc	624,238
31,523 Sanmina - SCI Corp*	108,754
54,219 Solectron Corp*	174,585
14,977 Symbol Technologies Inc	223,756
4,914 Tektronix Inc	143,341
$5,995,069

ELECTRONICS - SEMICONDUCTOR --- 2.40%

32,945 Advanced Micro Devices Inc ^^*	670,431
21,730 Altera Corp*	427,646
20,538 Analog Devices Inc	675,084
83,407 Applied Materials Inc	1,538,859
28,162 Broadcom Corp Class A	909,914
346,262 Intel Corp	7,011,806
11,969 KLA-Tencor Corp	595,458
23,641 LSI Logic Corp ^^*	212,769
18,019 Linear Technology Corp	546,336
19,258 Maxim Integrated Products Inc	589,680
45,304 Micron Technology Inc*	632,444
21,351 NVIDIA Corp	790,201
17,329 National Semiconductor Corp	393,368
7,472 Novellus Systems Inc*	257,186
12,333 PMC-Sierra Inc ^^*	82,754
11,287 Teradyne Inc*	168,854
89,111 Texas Instruments Inc	2,566,397
20,097 Xilinx Inc	478,510
$18,547,697

ENGINEERING & CONSTRUCTION --- 0.06%

5,301 Fluor Corp ^^	432,827
$432,827

FINANCIAL SERVICES --- 6.49%

14,513 Ameriprise Financial Inc	790,959
45,892 Bank of New York Co Inc	1,806,768
2,091 Chicago Mercantile Exchange	1,065,887
11,945 CIT Group Inc	666,173
295,078 Citigroup Inc (1)	16,435,845
37,297 Countrywide Financial Corp	1,583,258
58,554 Fannie Mae (nonvtg)	3,477,522
5,383 Federated Investors Inc Class B	181,838
10,011 Franklin Resources Inc	1,102,912
41,617 Freddie Mac	2,825,794
208,319 JPMorgan Chase & Co	10,061,808
11,902 Janus Capital Group Inc	256,964
7,892 Legg Mason Inc	750,135
4,986 MGIC Investment Corp	311,824
24,733 Mellon Financial Corp	1,042,496

14,112 Moody's Corp	974,575
11,258 Northern Trust Corp	683,248
16,200 Principal Financial Group	950,940
21,583 Sovereign Bancorp Inc	547,992
19,942 State Street Corp	1,344,888
15,832 T Rowe Price Group Inc	692,967
56,763 Washington Mutual Inc	2,582,149
$50,136,942

FOOD & BEVERAGES --- 2.96%

46,170 Anheuser-Busch Co Inc	2,271,564
4,731 Brown-Forman Corp	313,381
13,079 Campbell Soup Co	508,642
122,453 Coca-Cola Co	5,908,357
16,643 Coca-Cola Enterprises Inc	339,850
30,599 ConAgra Foods Inc	826,173
12,627 Constellation Brands Inc*	366,436
8,066 Dean Foods Co*	341,030
20,603 General Mills Inc	1,186,733
19,786 HJ Heinz Co	890,568
10,497 Hershey Co ^^	522,751
15,070 Kellogg Co	754,404
7,939 McCormick & Co Inc (nonvtg)	306,128
2,771 Molson Coors Brewing Co Class B	211,815
8,220 Pepsi Bottling Group Inc	254,080
98,611 PepsiCo Inc	6,168,118
44,698 Sara Lee Corp	761,207
14,850 Tyson Foods Inc Class A	244,283
13,182 Wm Wrigley Jr Co ^^	681,773
$22,857,293

GOLD, METALS & MINING --- 1.03%

52,071 Alcoa Inc	1,562,651
6,049 Allegheny Technologies Inc	548,523
10,990 CONSOL Energy Inc	353,109
11,826 Freeport-McMoRan Copper & Gold Inc ^^	659,063
27,037 Newmont Mining Corp	1,220,721
18,143 Nucor Corp	991,696
15,843 Peabody Energy Corp	640,216
12,250 Phelps Dodge Corp	1,466,570
7,115 United States Steel Corp	520,391
$7,962,940

HEALTH CARE RELATED --- 2.44%

31,347 Aetna Inc	1,353,563
11,536 AmericsourceBergen Corp	518,659
6,160 CIGNA Corp	810,471
24,322 Cardinal Health Inc	1,567,066
25,610 Caremark Rx Inc	1,462,587
9,570 Coventry Health Care Inc*	478,979
8,190 Express Scripts Inc Class A*	586,404
14,446 Health Management Associates Inc Class A	304,955
9,983 Humana Inc*	552,160
11,928 IMS Health Inc	327,781
7,531 Laboratory Corp of America Holdings*	553,303
4,447 Manor Care Inc	208,653
17,752 McKesson Corp	900,026

17,621 Medco Health Solutions Inc*	941,666
8,385 Patterson Cos Inc*	297,751
9,578 Quest Diagnostics Inc	507,634
27,910 Tenet Healthcare Corp*	194,533
80,890 UnitedHealth Group Inc	4,346,220
37,234 WellPoint Inc*	2,929,943
$18,842,354

HOMEBUILDING --- 0.25%

7,140 Centex Corp ^^	401,768
16,573 DR Horton Inc	439,019
4,727 KB Home	242,401
8,295 Lennar Corp	435,156
12,689 Pulte Homes Inc	420,260
$1,938,604

HOTELS/MOTELS --- 0.55%

26,723 Carnival Corp	1,310,763
23,217 Hilton Hotels Corp	810,273
20,183 Marriott International Inc Class A	963,133
12,731 Starwood Hotels & Resorts Worldwide Inc	795,688
11,838 Wyndham Worldwide Corp*	379,053
$4,258,910

HOUSEHOLD GOODS --- 2.51%

4,125 Black & Decker Corp	329,876
9,117 Clorox Co	584,856
30,886 Colgate-Palmolive Co	2,015,003
9,091 Fortune Brands Inc	776,280
27,523 Kimberly-Clark Corp	1,870,188
10,693 Leggett & Platt Inc ^^	255,563
16,646 Newell Rubbermaid Inc	481,902
190,291 Procter & Gamble Co (1)	12,230,003
3,511 Snap-on Inc	167,264
4,883 Stanley Works ^^	245,566
4,740 Whirlpool Corp	393,515
$19,350,016

INSURANCE RELATED --- 4.69%

19,551 ACE Ltd	1,184,204
29,696 AFLAC Inc	1,366,016
37,530 Allstate Corp	2,443,578
6,382 Ambac Financial Group Inc	568,445
156,120 American International Group Inc (1)	11,187,559
18,665 Aon Corp	659,621
24,721 Chubb Corp	1,307,988
10,404 Cincinnati Financial Corp	471,405
26,615 Genworth Financial Inc	910,499
19,033 Hartford Financial Services Group Inc	1,775,969
17,243 Lincoln National Corp	1,144,935
27,441 Loews Corp	1,137,978
8,096 MBIA Inc	591,494
33,096 Marsh & McLennan Cos Inc	1,014,723
45,654 MetLife Inc	2,694,043
45,803 Progressive Corp	1,109,349
28,645 Prudential Financial Inc	2,459,460
6,356 SAFECO Corp ^^	397,568

41,437 St Paul Travelers Co Inc	2,224,753
5,921 Torchmark Corp	377,523
20,570 UnumProvident Corp	427,445
10,844 XL Capital Ltd Class A ^^	780,985
$36,235,540

INVESTMENT BANK/BROKERAGE FIRM --- 2.67%

7,045 Bear Stearns Co Inc	1,146,785
61,271 Charles Schwab Corp	1,184,981
25,639 E*TRADE Financial Corp*	574,826
25,573 Goldman Sachs Group Inc	5,097,978
31,832 Lehman Brothers Holdings Inc	2,486,716
53,085 Merrill Lynch & Co Inc	4,942,214
63,569 Morgan Stanley	5,176,424
$20,609,924

LEISURE & ENTERTAINMENT --- 2.35%

5,452 Brunswick Corp ^^	173,919
15,593 Harley-Davidson Inc	1,098,839
11,171 Harrah's Entertainment Inc	924,065
9,468 Hasbro Inc	258,003
20,382 International Game Technology	941,648
22,904 Mattel Inc	519,005
140,564 News Corp	3,019,315
239,750 Time Warner Inc	5,221,755
42,038 Viacom Inc Class B*	1,724,819
124,216 Walt Disney Co	4,256,882
$18,138,250

MACHINERY --- 1.43%

39,066 Caterpillar Inc	2,395,918
3,159 Cummins Inc	373,331
14,233 Danaher Corp	1,031,039
13,884 Deere & Co	1,319,952
12,261 Dover Corp	601,034
8,969 Eaton Corp	673,931
11,092 ITT Corp	630,247
25,192 Illinois Tool Works Inc	1,163,618
18,412 Ingersoll-Rand Co	720,462
14,920 PACCAR Inc	968,308
7,396 Pall Corp	255,532
7,082 Parker-Hannifin Corp	544,464
6,100 Terex Corp*	393,938
$11,071,774

MEDICAL PRODUCTS --- 1.59%

3,232 Bausch & Lomb Inc	168,258
39,302 Baxter International Inc	1,823,220
14,811 Becton Dickinson & Co	1,038,992
14,708 Biomet Inc	606,999
70,811 Boston Scientific Corp*	1,216,533
6,198 CR Bard Inc	514,248
9,435 Hospira Inc*	316,827
69,128 Medtronic Inc	3,699,039
21,227 St Jude Medical Inc*	776,059
17,850 Stryker Corp	983,714

14,332 Zimmer Holdings Inc*	1,123,342
$12,267,231

OFFICE EQUIPMENT & SUPPLIES --- 0.26%

5,725 Avery Dennison Corp	388,899
13,325 Pitney Bowes Inc	615,482
57,986 Xerox Corp*	982,863
$1,987,244

OIL & GAS --- 9.59%

27,609 Anadarko Petroleum Corp	1,201,544
19,782 Apache Corp	1,315,701
17,596 BJ Services Co	515,915
19,261 Baker Hughes Inc	1,438,026
24,976 Chesapeake Energy Corp ^^	725,553
130,913 Chevron Corp	9,626,033
98,833 ConocoPhillips	7,111,034
26,543 Devon Energy Corp	1,780,504
14,621 EOG Resources	913,081
42,360 El Paso Corp ^^	647,261
350,255 Exxon Mobil Corp (1)	26,840,033
60,383 Halliburton Co	1,874,892
16,258 Hess Corp ^^	805,909
6,445 Kinder Morgan Inc	681,559
21,110 Marathon Oil Corp	1,952,675
11,233 Murphy Oil Corp	571,198
17,977 Nabors Industries Ltd ^^	535,355
10,540 National-Oilwell Inc*	644,837
8,161 Noble Corp	621,460
51,737 Occidental Petroleum Corp	2,526,318
6,709 Rowan Cos Inc	222,739
70,755 Schlumberger Ltd	4,468,886
11,974 Smith International Inc	491,772
7,448 Sunoco Inc	464,457
17,560 Transocean Inc*	1,420,428
36,350 Valero Energy Corp	1,859,666
20,391 Weatherford International Ltd*	852,140
35,811 Williams Cos Inc	935,383
21,975 XTO Energy Inc	1,033,924
$74,078,283

PAPER & FOREST PRODUCTS --- 0.29%

27,322 International Paper Co	931,680
10,881 MeadWestvaco Corp	327,083
14,205 Weyerhaeuser Co	1,003,583
$2,262,346

PERSONAL LOANS --- 0.97%

72,350 American Express Co	4,389,475
24,501 Capital One Financial Corp	1,882,167
24,547 SLM Corp	1,197,157
$7,468,799

PHARMACEUTICALS --- 6.26%

92,172 Abbott Laboratories	4,489,698
9,234 Allergan Inc	1,105,679
6,448 Barr Laboratories Inc*	323,174

118,107 Bristol-Myers Squibb Co	3,108,576
59,121 Eli Lilly & Co	3,080,204
19,020 Forest Laboratories Inc*	962,412
174,113 Johnson & Johnson (1)	11,494,940
14,349 King Pharmaceuticals Inc*	228,436
130,374 Merck & Co Inc	5,684,306
12,726 Mylan Laboratories Inc	254,011
433,004 Pfizer Inc (1)	11,214,804
89,032 Schering-Plough Corp	2,104,716
6,084 Watson Pharmaceuticals Inc ^^*	158,367
80,873 Wyeth	4,118,053
$48,327,376

PHOTOGRAPHY/IMAGING --- 0.06%

17,253 Eastman Kodak Co ^^	445,127
$445,127

POLLUTION CONTROL --- 0.18%

14,964 Allied Waste Industries Inc*	183,908
32,089 Waste Management Inc	1,179,913
$1,363,821

PRINTING & PUBLISHING --- 0.47%

3,896 Dow Jones & Co Inc ^^	148,048
14,061 Gannett Co Inc	850,128
21,271 McGraw-Hill Cos Inc	1,446,853
2,311 Meredith Corp ^^	130,225
8,529 New York Times Co ^^	207,766
13,019 RR Donnelley & Sons Co	462,695
11,449 Tribune Co ^^	352,400
$3,598,115

RAILROADS --- 0.67%

21,572 Burlington Northern Santa Fe Corp	1,592,229
26,134 CSX Corp	899,794
23,835 Norfolk Southern Corp	1,198,662
16,198 Union Pacific Corp	1,490,540
$5,181,225

REAL ESTATE --- 1.23%

5,826 Apartment Investment & Management Co REIT ^^	326,373
13,114 Archstone-Smith Trust REIT	763,366
7,016 Boston Properties Inc REIT	784,950
11,096 CB Richard Ellis Group Inc*	368,387
21,108 Equity Office Properties Trust REIT	1,016,772
17,543 Equity Residential REIT	890,307
13,574 Kimco Realty Corp REIT	610,151
10,627 Plum Creek Timber Co Inc REIT ^^	423,486
14,860 ProLogis Trust REIT	903,042
7,358 Public Storage Inc REIT	717,405
12,874 Realogy Corp*	390,340
13,289 Simon Property Group Inc REIT	1,346,043
7,755 Vornado Realty Trust REIT	942,233
$9,482,855

RESTAURANTS --- 0.83%

8,817 Darden Restaurants Inc	354,179

74,270 McDonald's Corp	3,292,389
45,404 Starbucks Corp*	1,608,210
5,765 Wendy's International Inc	190,764
15,919 Yum! Brands Inc	936,037
$6,381,579

RETAIL --- 5.27%

18,521 Amazon.com Inc ^^*	730,839
8,850 AutoNation Inc ^^*	188,682
3,041 AutoZone Inc*	351,418
16,976 Bed Bath & Beyond Inc*	646,786
24,253 Best Buy Co Inc	1,193,005
6,449 Big Lots Inc*	147,811
49,457 CVS Corp	1,528,716
8,578 Circuit City Stores Inc	162,810
27,520 Costco Wholesale Corp	1,454,982
3,699 Dillard's Inc ^^	129,354
18,467 Dollar General Corp ^^	296,580
9,164 Family Dollar Stores Inc	268,780
31,538 Federated Department Stores Inc	1,202,544
31,630 Gap Inc	616,785
122,559 Home Depot Inc	4,921,969
13,404 IAC/InterActiveCorp*	498,093
13,511 JC Penney Co Inc	1,045,211
19,639 Kohl's Corp*	1,343,897
43,083 Kroger Co	993,925
20,540 Limited Brands Inc	594,428
91,447 Lowe's Cos Inc	2,848,574
13,738 Nordstrom Inc	677,833
16,671 Office Depot Inc*	636,332
4,525 OfficeMax Inc ^^	224,666
8,047 RadioShack Corp ^^	135,029
12,364 SUPERVALU Inc	442,013
26,621 Safeway Inc ^^	920,022
5,005 Sears Holding Corp*	840,490
6,707 Sherwin-Williams Co	426,431
43,396 Staples Inc	1,158,673
27,330 TJX Cos Inc	778,358
51,578 Target Corp	2,942,525
8,203 Tiffany & Co ^^	321,886
147,677 Wal-Mart Stores Inc	6,819,724
60,259 Walgreen Co	2,765,286
8,584 Whole Foods Market Inc	402,847
$40,657,304

SHOES --- 0.14%

11,292 NIKE Inc Class B	1,118,247
$1,118,247

SPECIALIZED SERVICES --- 0.46%

8,428 Apollo Group Inc*	328,439
8,214 Cintas Corp	326,178
7,519 Equifax Inc	305,271
19,355 H&R Block Inc	445,939
26,494 Interpublic Group of Cos Inc ^^*	324,287
7,718 Monster Worldwide Inc*	359,968
10,263 Omnicom Group Inc	1,072,894

10,131 Robert Half International Inc	376,063
$3,539,039

TELEPHONE & TELECOMMUNICATIONS --- 3.48%

22,438 ALLTEL Corp	1,357,050
230,775 AT&T Inc	8,250,206
109,540 BellSouth Corp	5,160,429
6,945 CenturyTel Inc	303,219
19,013 Citizens Communications Co	273,217
8,977 Embarq Corp	471,831
96,568 Qwest Communications International Inc ^^*	808,274
173,846 Sprint Nextel Corp	3,283,951
175,324 Verizon Communications	6,529,066
28,631 Windstream Corp	407,133
$26,844,376

TEXTILES --- 0.24%

22,068 Coach Inc*	948,041
6,565 Jones Apparel Group Inc	219,468
6,132 Liz Claiborne Inc	266,497
5,385 VF Corp	442,001
$1,876,007

TOBACCO --- 1.56%

125,863 Altria Group Inc (1)	10,801,563
10,296 Reynolds American Inc ^^	674,079
9,662 UST Inc ^^	562,328
$12,037,970

UTILITIES --- 1.02%

39,886 AES Corp*	879,087
13,071 CMS Energy Corp ^^*	218,286
10,810 Constellation Energy Group	744,485
75,409 Duke Energy Corp	2,504,333
22,366 Dynegy Inc Class A*	161,930
10,526 KeySpan Corp	433,461
2,715 NICOR Inc ^^	127,062
16,394 NiSource Inc	395,095
2,378 Peoples Energy Corp	105,987
15,146 Public Service Enterprise Group Inc	1,005,391
5,157 Questar Corp	428,289
15,744 Sempra Energy	881,192
$7,884,598

TOTAL COMMON STOCK --- 99.00%	$764,401,898

(Cost $586,568,180)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

6,964,000 Freddie Mac	6,961,203
4.890%, January 2, 2007
740,000 United States of America (1)	728,850
5.100%, April 19, 2007

TOTAL SHORT-TERM INVESTMENTS --- 1.00%	$7,690,053

(Cost $7,690,053)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO --- 100%	$772,091,951

(Cost $594,258,233)

Legend

* Non-income Producing Security

(1) Collateral or Segregated Assets for Futures

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2006. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.33%, to be repurchased on 01/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim S&P 500 Index® Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	56,397,732	7.30%
Consumer Products & Services	166,772,815	21.60%
Financial Services	170,233,468	22.05%
Health Care Related	91,924,772	11.91%
Industrial Products & Services	31,352,540	4.06%
Natural Resources	87,278,894	11.30%
Short Term Investments	7,690,053	1.00%
Technology	117,229,413	15.18%
Transportation	16,054,920	2.08%
Utilities	27,157,344	3.52%
	772,091,951	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim S&P 500 Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,121.18	$ 3.21

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

_________________________

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to

_________________________

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007